SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net change in non-cash working capital items:
Deferred revenues	$ 0	$ 0	$ (573)
Accounts payable and accrued liabilities	1,240,000	(2,877,000)	(941,000)
Inventory	(203,000)	(157,000)	287,000
Prepaid expenses and other assets	(680,000)	1,211,000	2,615,000
Amounts receivable	25,000	(39,000)	(121,000)
Taxes payable	8,000	1,000	6,000
Amounts due to related parties	1,727,000	440,000	(193,000)
Taxes recoverable	0	(178,000)	(100,000)
Other liabilities	(3,664,000)	4,150,000	3,182,000
Net change in non-cash working capital	$ (1,547,000)	$ 2,551,000	$ 4,162,000